Derivative Instruments (Details 3) (USD $)	9 Months Ended
Mar. 31, 2014
Effect of derivative instruments on the consolidated statements of operations
Change in fair value	$ 2,623,456
Gain/(loss) on derivatives-net	(1,104,001)
Interest rate swaps | Derivatives not designated as hedging instruments | Loss on derivatives-net
Effect of derivative instruments on the consolidated statements of operations
Change in fair value	2,623,456
Realized loss	(3,727,457)
Gain/(loss) on derivatives-net	$ (1,104,001)